Transactions with related companies - Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Royalty Expense	$ 12,832	$ 21,388	$ 30,884
Minera Yanacocha SRL and subsidiary [Member]
Related Party Transactions [Abstract]
Royalty Expense		23,000	26,000
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Related Party Transactions [Abstract]
Royalty Expense	22,297	20,385	20,739
Minera Yanacocha SRL and subsidiary [Member] | Newmont Peru S.R.L [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	10,729	12,837	8,985
Minera Yanacocha SRL and subsidiary [Member] | Newmont USA Limited [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	4,118	5,381	5,607
Minera Yanacocha SRL and subsidiary [Member] | Newmont International Services [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	$ 10,822	$ 5,181	$ 281